Long-Term Debt (Details) (USD $)						1 Months Ended		7 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended													6 Months Ended							1 Months Ended	20 Months Ended													1 Months Ended			12 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fixed principal repayments	Dec. 31, 2012 variable principal payments	Dec. 31, 2012 Final payment due on December 31, 2018	Jan. 31, 2011 Bank agreement	Aug. 31, 2010 Bank agreement	Mar. 04, 2011 Bank agreement	Dec. 31, 2012 Bank agreement	Jan. 31, 2011 Previously Existing Credit Facilities	Aug. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2012 New Credit Facility	Dec. 31, 2012 New Credit Facility Bank agreement	Dec. 31, 2012 Hyundai Samho vendor financing	Dec. 31, 2011 Hyundai Samho vendor financing	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2011 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2011 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2011 Credit Agricole Previously Existing Credit Facilities	Mar. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Mar. 04, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2011 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2011 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jan. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Aug. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facility	Dec. 31, 2011 Club Facility New Credit Facility	Dec. 31, 2012 Citi-Eurobank New Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt	$ 3,216,040,000													$ 786,956,945			$ 686,800,000	$ 663,300,000	$ 100,000,000	$ 57,200,000	$ 35,000,000	$ 35,000,000	$ 39,311,000	$ 49,679,000		$ 79,359,000	$ 90,609,000	$ 180,000,000	$ 180,000,000	$ 156,800,000	$ 156,800,000			$ 658,160,000	$ 664,325,000	$ 123,750,000	$ 70,250,000	$ 221,100,000	$ 221,100,000	$ 253,200,000	$ 253,200,000	$ 37,100,000	$ 37,100,000	$ 298,500,000	$ 298,500,000					$ 183,060,000	$ 203,400,000	$ 83,900,000	$ 16,780,000	$ 80,000,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,222,548,000	3,002,247,000
Current portion	125,076,000	41,959,000															3,771,000		6,069,000		6,123,000		10,369,000	10,369,000		11,250,000	11,250,000	2,406,000		6,279,000						17,727,000		6,076,000		6,966,000		5,438,000		11,401,000						20,340,000	20,340,000	6,180,000		4,681,000
Long-term portion	3,097,472,000	2,960,288,000															683,029,000	663,300,000	93,931,000	57,200,000	28,877,000	35,000,000	28,942,000	39,310,000		68,109,000	79,359,000	177,594,000	180,000,000	150,521,000	156,800,000			658,160,000	664,325,000	106,023,000	70,250,000	215,024,000	221,100,000	246,234,000	253,200,000	31,662,000	37,100,000	287,099,000	298,500,000					162,720,000	183,060,000	77,720,000	16,780,000	75,319,000
Comprehensive Financing Plan exit fee accrued	4,354,000	1,592,000
Fair value hedged debt	2,154,000	3,412,000
Hyundai Samho Vendor Financing
Balance at the end of the period															179,142,000	65,145,000
Current portion	57,388,000	10,857,000													57,388,000	10,857,000
Long-term portion	121,754,000	54,288,000													121,754,000	54,288,000
Payment due by period ended
2013	125,076,000		104,089,000	20,987,000										62,130,667	57,388,000
2014	159,144,000		133,769,000	25,375,000										91,809,772	57,388,000
2015	193,028,000		155,317,000	37,711,000										113,358,679	46,530,000
2016	354,100,000		183,173,000	170,927,000										143,379,164	17,836,000
2017	347,655,000		177,651,000	170,004,000										148,839,796
2018 and thereafter	2,037,037,000		330,338,000	157,227,000	1,549,472,000									227,438,867
Total long-term debt	3,216,040,000		1,084,337,000	582,231,000	1,549,472,000										179,142,000
Increase in interest rate margin (as a percent)																									0.005
New debt financing subject to bank agreement																																																							425,000,000
Variable rate basis													LIBOR																																				LIBOR
Interest rate added to variable rate basis (as a percent)									1.85%				1.85%																																				2.85%
Margin adjustment fee (as a percent)																																	1.55%
Margin adjustment fee settled in cash																																17,600,000
Cumulative waiver fees as a percentage of existing financing commitments												0.20%
Cumulative waiver fees paid										2,600,000
Amendment fee as a percentage of outstanding commitments											0.50%
Amendment fee accrued under other long-term liabilities											12,500,000																																					4,380,000
Percentage of amendment fee paid and deferred						40.00%	20.00%
Remaining percentage of amendment fee which is due for payment on December 31, 2014									40.00%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)								0.25%					0.75%																																				1.14%
Amendment fee paid																																														3,160,000	1,220,000
Fee payable on failure in making payment with equity proceeds by December 31, 2013													10,000,000
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities													$ 150,000,000